Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.8%
		Communication Services: 6.9%
342,999	(1)	Altice USA, Inc.	$ 9,459,912	1.0
74,507	(2)	Nexstar Media Group, Inc.	7,153,417	0.7
185,170	(1)	Snap, Inc.	4,182,990	0.4
99,470	(1)	Spotify Technology SA	28,066,455	3.0
97,676	(1)	Take-Two Interactive Software, Inc.	16,721,155	1.8
			65,583,929	6.9

		Consumer Discretionary: 11.3%
62,445	(1)	Burlington Stores, Inc.	12,297,294	1.3
117,957		Darden Restaurants, Inc.	10,223,333	1.1
29,237		Domino's Pizza, Inc.	11,956,764	1.3
79,650	(1),(2)	Five Below, Inc.	8,717,692	0.9
44,698	(1)	Lululemon Athletica, Inc.	16,791,698	1.8
55,497	(1)	O'Reilly Automotive, Inc.	25,841,068	2.7
101,758	(1)	Peloton Interactive, Inc.	7,801,786	0.8
147,511		Ross Stores, Inc.	13,435,302	1.4
			107,064,937	11.3

		Consumer Staples: 3.4%
169,568		Church & Dwight Co., Inc.	16,249,702	1.7
86,130		Constellation Brands, Inc.	15,889,262	1.7
			32,138,964	3.4

		Financials: 3.7%
150,808		LPL Financial Holdings, Inc.	12,390,385	1.3
47,154		MSCI, Inc. - Class A	17,601,174	1.9
54,651		Progressive Corp.	5,194,031	0.5
			35,185,590	3.7

		Health Care: 22.1%
33,727	(1)	Abiomed, Inc.	10,375,100	1.1
119,824		Agilent Technologies, Inc.	12,032,726	1.3
49,348	(1)	Align Technology, Inc.	14,655,369	1.5
46,901	(1)	Amedisys, Inc.	11,345,352	1.2
173,185	(1)	BioMarin Pharmaceutical, Inc.	13,513,625	1.4
71,349	(1)	Charles River Laboratories International, Inc.	15,621,864	1.7
123,205	(1)	Exact Sciences Corp.	9,276,104	1.0
94,992	(1)	HealthEquity, Inc.	5,460,140	0.6
385,475	(1)	Horizon Therapeutics Plc	28,956,882	3.1
194,189	(1)	Immunomedics, Inc.	8,653,062	0.9
84,104	(1),(2)	Nevro Corp.	11,567,664	1.2
142,821	(1)	Novocure Ltd.	11,818,438	1.2
110,048	(1)	PRA Health Sciences, Inc.	11,765,232	1.2
99,151	(1)	Tandem Diabetes Care, Inc.	11,176,301	1.2
45,955		Teleflex, Inc.	18,058,017	1.9
54,333	(1)	Veeva Systems, Inc.	15,336,576	1.6
			209,612,452	22.1

		Industrials: 12.3%
191,129		Ametek, Inc.	19,246,690	2.0
25,118	(1)	CoStar Group, Inc.	21,315,135	2.2
102,642		Hubbell, Inc.	14,874,879	1.6
459,876		Quanta Services, Inc.	23,568,645	2.5
34,273		Roper Technologies, Inc.	14,641,083	1.5
34,390	(1),(2)	United Rentals, Inc.	6,088,749	0.6
175,748		Waste Connections, Inc.	17,580,072	1.9
			117,315,253	12.3

		Information Technology: 36.2%
198,740	(1)	Anaplan, Inc.	12,172,825	1.3
112,178	(1)	Aspen Technology, Inc.	14,249,971	1.5
53,073	(1)	Autodesk, Inc.	13,040,036	1.4
166,486		Booz Allen Hamilton Holding Corp.	14,660,757	1.5
322,505	(1)	Cadence Design Systems, Inc.	35,769,030	3.8
106,438		CDW Corp.	12,096,679	1.3
117,700	(1)	DocuSign, Inc.	26,247,100	2.8
273,733	(1)	Dynatrace, Inc.	12,107,211	1.3
198,657		Entegris, Inc.	13,288,167	1.4
87,897	(1),(2)	Everbridge, Inc.	13,062,373	1.4
31,083	(1)	Fair Isaac Corp.	13,079,416	1.4
142,083	(1)	Five9, Inc.	18,107,057	1.9
33,600	(1)	FleetCor Technologies, Inc.	8,448,720	0.9
58,239	(1)	Inphi Corp.	6,638,081	0.7
44,075		Lam Research Corp.	14,824,185	1.5
38,977		Monolithic Power Systems, Inc.	10,411,926	1.1
39,552		Motorola Solutions, Inc.	6,120,672	0.6
85,526		NXP Semiconductor NV - NXPI - US	10,755,750	1.1
109,250	(1)	Paylocity Holding Corp.	16,087,062	1.7
83,035	(1)	RingCentral, Inc.	24,144,087	2.5
88,714	(1)	Twilio, Inc.	23,931,489	2.5
43,988	(1)	Zebra Technologies Corp.	12,603,882	1.3
127,854	(1),(2)	Zendesk, Inc.	12,322,568	1.3
			344,169,044	36.2

		Materials: 2.4%
67,295		Avery Dennison Corp.	7,765,170	0.8
135,218	(1)	Berry Global Group, Inc.	6,969,136	0.8
102,060	(1)	Crown Holdings, Inc.	7,843,311	0.8
			22,577,617	2.4

		Real Estate: 1.5%
218,395		Equity Lifestyle Properties, Inc.	14,477,405	1.5

	Total Common Stock
	(Cost $759,770,045)		948,125,191	99.8

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.6%
		Repurchase Agreements: 3.8%
3,039,921	(3)	BNP Paribas S.A., Repurchase Agreement dated 08/31/20, 0.24%, due 09/01/20 (Repurchase Amount $3,039,941, collateralized by various U.S. Government Securities, 0.950%-7.000%, Market Value plus accrued interest $3,191,923, due 03/09/21-08/21/40)	$ 3,039,921	0.3
3,722,004	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 08/31/20, 0.10%, due 09/01/20 (Repurchase Amount $3,722,014, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.415%-9.000%, Market Value plus accrued interest $3,796,444, due 10/01/20-07/20/70)	3,722,004	0.4
3,928,509	(3)	Citadel Securities LLC, Repurchase Agreement dated 08/31/20, 0.14%, due 09/01/20 (Repurchase Amount $3,928,524, collateralized by various U.S. Government Securities, 0.000%-8.000%, Market Value plus accrued interest $4,007,095, due 09/03/20-05/15/50)	3,928,509	0.4
9,082,585	(3)	Citigroup, Inc., Repurchase Agreement dated 08/31/20, 0.09%, due 09/01/20 (Repurchase Amount $9,082,607, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.125%-5.500%, Market Value plus accrued interest $9,264,237, due 03/31/24-07/20/70)	9,082,585	0.9
4,503,582	(3)	Daiwa Capital Markets, Repurchase Agreement dated 08/31/20, 0.10%, due 09/01/20 (Repurchase Amount $4,503,594, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $4,593,654, due 09/17/20-03/01/52)	$ 4,503,582	0.5
1,528,944	(3)	Industrial & Comm. Bank of China, Repurchase Agreement dated 08/31/20, 0.10%, due 09/01/20 (Repurchase Amount $1,528,948, collateralized by various U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,559,528, due 09/04/20-08/01/50)	1,528,944	0.2
2,798,373	(3)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 08/31/20, 0.15%, due 09/01/20 (Repurchase Amount $2,798,385, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-8.125%, Market Value plus accrued interest $2,854,352, due 08/15/21-07/20/70)	2,798,373	0.3
1,813,005	(3)	South Street Securities LLC, Repurchase Agreement dated 08/31/20, 0.13%, due 09/01/20 (Repurchase Amount $1,813,011, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-6.500%, Market Value plus accrued interest $1,849,265, due 01/15/22-08/01/50)	1,813,005	0.2

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
5,926,686	(3)	State of Wisconsin Investment Board, Repurchase Agreement dated 08/31/20, 0.21%, due 09/01/20 (Repurchase Amount $5,926,720, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $6,060,927, due 07/15/22-02/15/46)	$ 5,926,686	0.6

	Total Repurchase Agreements
	(Cost $36,343,609)		36,343,609	3.8

		Mutual Funds(3): 0.8%
850,000	(3),(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%	850,000	0.1
5,371,000	(3),(4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.020%	5,371,000	0.6
892,000	(3),(4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.020%	892,000	0.1
	Total Mutual Funds
	(Cost $7,113,000)		7,113,000	0.8

	Total Short-Term Investments
	(Cost $43,456,609)		43,456,609	4.6

	Total Investments in Securities (Cost $803,226,654)		$ 991,581,800	104.4
	Liabilities in Excess of Other Assets		(41,891,490)	(4.4)
	Net Assets		$ 949,690,310	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of August 31, 2020.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2020 in valuing the assets and liabilities:

Voya MidCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2020 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2020
Asset Table
Investments, at fair value
Common Stock*	$948,125,191	$–	$–	$948,125,191
Short-Term Investments	7,113,000	36,343,609	–	43,456,609
Total Investments, at fair value	$955,238,191	$36,343,609	$–	$991,581,800

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $811,647,564.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$192,565,751
Gross Unrealized Depreciation	(12,631,515)
Net Unrealized Appreciation	$179,934,236